Schedule of financial results (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Financial income	R$ 1,591,646	R$ 498,479
Financial expenses	4,269,789	3,682,559
Financial expenses	(4,269,789)	(3,682,559)
Exchange rate variations, net	(2,930,678)	(7,325,580)
Finance income (cost)	(5,608,821)	(10,509,660)
Interest income
IfrsStatementLineItems [Line Items]
Financial income	298,224	247,413
Monetary Variations On Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Financial income	1,018,374	135,299
OtherFinancialIncomeMember
IfrsStatementLineItems [Line Items]
Financial income	275,048	115,767
Interest expenses
IfrsStatementLineItems [Line Items]
Financial expenses	(2,161,617)	(2,229,569)
Financial expenses	2,161,617	2,229,569
Monetary variations on fiscal debts
IfrsStatementLineItems [Line Items]
Financial expenses	(70,770)	(69,482)
Financial expenses	70,770	69,482
Customer discounts granted
IfrsStatementLineItems [Line Items]
Financial expenses	(63,717)	(57,074)
Financial expenses	63,717	57,074
Loans transaction costs
IfrsStatementLineItems [Line Items]
Financial expenses	(590,884)	(122,342)
Financial expenses	590,884	122,342
Adjustment to present value
IfrsStatementLineItems [Line Items]
Financial expenses	(126,148)	(182,353)
Financial expenses	126,148	182,353
Interest Expense On Leases [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(115,983)	(126,354)
Financial expenses	115,983	126,354
Losses On Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(857,942)	(605,864)
Financial expenses	857,942	605,864
OtherFinancialExpensesMember
IfrsStatementLineItems [Line Items]
Financial expenses	(282,728)	(289,521)
Financial expenses	282,728	289,521
Financial assets, class [member]
IfrsStatementLineItems [Line Items]
Exchange rate variations, net	60,265	316,244
Financial liabilities, class [member]
IfrsStatementLineItems [Line Items]
Exchange rate variations, net	R$ (2,990,943)	R$ (7,641,824)